Fair Value Measurements - Summary of Change in the Fair Value of the Warrant Liabilities (Detail)	3 Months Ended
Mar. 31, 2021 USD ($)
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Change in fair value of warrant liabilities	$ 9,532,500,000,000
Fair Value, Inputs, Level 3 [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	0
Issuance of Public and Private Warrants	97,875,000
Change in fair value of warrant liabilities	(9,532,000)
Ending balance warrant liabilities	$ 88,342,500